NET LOSS PER SHARE - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Numerator:
Net loss	$ 2,503	$ 1,489	$ 4,238	$ 2,912	$ 16,519		$ 5,108
Net loss attributable to ordinary shareholders, basic	2,503	1,472	4,238	2,845	16,443		4,942
Net loss attributable to ordinary shareholders, diluted	$ 2,503	$ 1,472	$ 4,238	$ 2,845	$ 16,443		$ 4,942
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic (in Shares)	579,523	7,442	516,110	7,466	41,635	[1]	7,493	[1]
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, diluted (in Shares)	579,523	7,442	516,110	7,466	41,635	[1]	7,493	[1]
Net loss per share attributable to ordinary shareholders, basic (in Dollars per share)	$ 4.32	$ 197.8	$ 8.21	$ 381.09	$ 394.94	[1]	$ 659.55	[1]
Net loss per share attributable to ordinary shareholders, diluted (in Dollars per share)	$ 4.32	$ 197.8	$ 8.21	$ 381.09	$ 394.94	[1]	$ 659.55	[1]

[1]	All share amounts for the year ended December 31, 2023 have been retroactively adjusted to reflect a 1-for-9 reverse share split, effected on November 27, 2024, and all share amounts for the years ended December 31, 2024 and 2023 have been retroactively adjusted to reflect a 1-for-15 reverse share split, effected on July 28, 2025, as discussed in Note 1h